MANAGER AND FOUNDER
        AQUILA MANAGEMENT CORPORATION
        380 Madison Avenue, Suite 2300
        New York, New York 10017

INVESTMENT SUB-ADVISER
        ZIONS FIRST NATIONAL BANK
        One South Main Street
        Salt Lake City, Utah  84111

BOARD OF TRUSTEES
        Lacy B. Herrmann, Chairman
        Gary C. Cornia
        William L. Ensign
        Diana P. Herrmann
        Anne J. Mills
        R. Thayne Robson

OFFICERS
        Diana P. Herrmann, President
        Jerry G. McGrew, Senior Vice President
        Kimball L. Young, Senior Vice President
        Rose F. Marotta, Chief Financial Officer
        Richard F. West, Treasurer
        Edward M.W. Hines, Secretary

DISTRIBUTOR
        AQUILA DISTRIBUTORS, INC.
        380 Madison Avenue, Suite 2300
        New York, New York 10017

CUSTODIAN
        BANK ONE TRUST COMPANY, N.A.
        100 East Broad Street
        Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
        PFPC INC.
        400 Bellevue Parkway
        Wilmington, Delaware 19809

INDEPENDENT AUDITORS
        KPMG LLP
        345 Park Avenue
        New York, New York 10154


Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT

DECEMBER 31, 1999

[Logo of Tax-Free Fund For Utah: a rectangle containing desert boulders with a sun rising behind it]

                               TAX-FREE FUND FOR
                                      UTAH

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Aquila Group of Funds: an eagle's head]

ONE OF THE
AQUILAsm GROUP OF FUNDS

[Logo of Tax-Free Fund For Utah: a rectangle containing desert boulders with a sun rising behind it]

                             TAX-FREE FUND FOR UTAH

                               SEMI-ANNUAL REPORT

                  "WE TAKE SPECIAL CARE TO ENSURE YOUR SAFETY"

                                                               February 15, 2000

Dear Fellow Shareholders:

            Every now and then, we come across something that triggers a special point worth considering. This happened to us on a recent trip on United Airlines. When a pre-flight announcement was made that stated, "We take special care to ensure your safety," that remark brought home to us a point that we practice on a continuous basis with Tax-Free Fund for Utah.

            We know from our surveys that most of the shareholders of Tax-Free Fund for Utah are looking forward to retiring or have already retired. These are a very special group of people - and we work very hard to make sure that we are addressing their needs.

            Once one is no longer in the work force, it is essential that very careful attention be paid to whatever financial resources are available to ensure that these resources are available when needed. It is just as important that these financial resources produce the kind of return, on a consistent basis, that our shareholders can count on.

SAFETY

            Safety with municipal securities is a very important factor to which management of your Fund pays considerable attention. Just like the United Airlines announcement, "we take special care to ensure your safety" with all the municipal securities in the Fund.

            As you probably know, municipal securities have various credit ratings. These ratings attempt to measure the kind of safety and trustworthiness that the securities represent. With Tax-Free Fund for Utah, we specifically limit the credit ratings to those within the top four grades - AAA, AA, A, and Baa. This world in which we live is changing extremely rapidly. Therefore, we feel it is important that we ensure that the majority of securities in the Fund's portfolio are within the top TWO credit grades - AAA and AA - for your safety. Through our portfolio management, we very carefully monitor the characteristics of each investment and every type of investment in the portfolio. Therefore, we do not expect "surprises" from any of the securities that are in the portfolio of the Fund.

            Recently, the marketplace for municipal securities has made it such that the difference in yield for a AAA or AA credit rating versus a Baa credit rating is relatively little. Therefore, our approach is to go with the best. Obviously, if one can buy securities which provide a top rating without paying any significant premium for them, we prefer to go in that direction.

            We want you to know, that at the report date of December 31, 1999, the combination of AAA and AA securities amounted to over 80% of the total assets in the portfolio of your Fund.

            In this way, we feel that "we take special care to ensure your safety."


MATURITY OF TAX-FREE MUNICIPAL BONDS

            Another factor that we feel is important in building quality for your investment is the maturity structure of the municipal bonds in the portfolio.

            As we have explained to you in the past, longer-term maturity bonds will usually produce a higher return than short-term bonds. However, such longer maturity bonds also have a higher degree of volatility of price fluctuations.

            Therefore, we have structured the average maturity of Tax-Free Fund for Utah to be at a somewhat intermediate level - currently 18.5 years. This level is produced by using a "laddered" approach to the selection of bonds in terms of their maturity. We have a certain number of short-term bonds and a certain number of long-term bonds, but the overall average of these maturities run at an intermediate level. In this way, we can capture a substantial amount of possible income level available from the bonds, without exposing the portfolio to an undue level of volatility.

            Our goal is to maintain a reasonably high level of stability for the share net asset value of the Fund, while producing the kind of tax-free return that people want to see from their investment.

            This is another strategy that we use in building quality, safety, and stability into your investment in Tax-Free Fund for Utah.

RELIABILITY OF PAYMENTS

            We also recognize that most of our shareholders depend upon the monthly tax-free income produced by Tax-Free Fund for Utah. Shareholders want to know that the income from the Fund is there when the time comes to pay various bills.

            The quality character of the portfolio ensures that this is the case.

            We want to make sure that, to the best of our ability, the monthly payments add up to a satisfactory level of income that you can be SURE will be there when you need it.

YOUR CONFIDENCE IS APPRECIATED

            As always, we again wish to express our appreciation for the confidence you have shown by your investment in Tax-Free Fund for Utah. We can assure you that we will continually do our best to merit your continued level of trust.

Sincerely,


Diana P. Herrmann
President

Lacy B. Herrmann
Chairman, Board of Trustees

                             TAX-FREE FUND FOR UTAH
                            STATEMENT OF INVESTMENTS
                         DECEMBER 31, 1999 (UNAUDITED)

                                                                                     RATING
    FACE                                                                            MOODY'S/
   AMOUNT       GENERAL OBLIGATION BONDS (16.3%)                                      S&P               VALUE
               CITY AND COUNTY (8.5%)
$   405,000    Brian Head, Utah, 6.500%, 03/15/24                                    NR/NR*         $    397,913
  2,095,000    Clearfield City, Utah, MBIA Insured,
                    5.125%, 02/01/18                                                 NR/AAA            1,880,262
    295,000    Hurricane, Utah, Asset Guaranty Insured,
                    5.400%, 11/01/09                                                 NR/AA               295,000
    300,000    Weber County, Utah Unlimited Tax,
                    FGIC Insured, 5.625%, 1/15/11                                    Aaa/AAA             302,250
    400,000    Washington County Pennsylvania
                    7.350%, 06/01/13                                                 NR/NR*              386,000
                                                                                                       3,261,425

               SCHOOL DISTRICT (7.8%)
  1,000,000    Jackson & Williamson County, Illinois School District,
                    AMBAC Insured, 6.250%, 12/01/15                                  Aaa/AAA           1,035,000
  1,000,000    Jackson & Williamson County, Illinois School District,
                    AMBAC Insured, 6.500%, 12/01/18                                  Aaa/AAA           1,045,000
  1,000,000    Kings Loc School District, Ohio School District G.O
                    5.650%, 12/01/24                                                 NR/NR*              926,250
                                                                                                       3,006,250
                    Total General Obligation Bonds                                                     6,267,675

               REVENUE BONDS (80.4%)
               EDUCATION (8.4%)
    380,000    New Hampshire Higher Education, Androscoggin
                    Hospital, 5.800%, 11/01/27                                       NR/A-               337,725
    375,000    Southern Utah University Revenue
                    6.300%, 06/01/16                                                 NR/NR*              374,063
    200,000    University of Utah Revenue Refunding, (Biology Research
                    Facilities), MBIA Insured, 5.500%, 04/01/11                      Aaa/AAA             200,250
  2,885,000    Utah State Board of Regents, University of Utah,
                    MBIA Insured, 4.750%, 04/01/25                                   Aaa/AAA           2,315,212
                                                                                                       3,227,250

               HOSPITAL (17.3%)
    515,000    Abilene Texas Hospital Authority, Hendrick
                    Medical Center, escrowed to maturity,
                    9.600%, 12/01/12                                                 NR/AAA              643,106
  2,000,000    Bountiful, Utah Hospital Revenue, IHC Health Services,
                    5.750%, 12/15/18                                                 NR/NR*            1,707,500


    315,000    California Health Facilities, Hospital of the Good
                    Samaritan, 7.000%, 09/01/21                                      Baa2/BBB            317,363
    250,000    Maricopa County Arizona, MBIA Insured, escrowed
                    to maturity, 7.000%, 12/01/13                                    Aaa/AAA             259,365
  2,000,000    Utah County, Utah Hospital Revenue, IHC Health
                    Services, MBIA Insured, 5.250%, 08/15/21                         Aaa/AAA           1,785,000
  1,090,000    Utah County, Utah Hospital Revenue, IHC Health
                    Services MBIA Insured, 5.250%, 08/15/26                          Aaa/AAA             955,112
    500,000    Weber County, Utah Hospital Revenue, IHC Health
                    Services, 5.000%, 08/15/30                                       Aa2/AA              404,375
    500,000    Wisconsin State Health, Hess Memorial Hospital,
                    7.875%, 11/01/22                                                 NR/NR*              531,875
                                                                                                       6,603,696

               INDUSTRIAL DEVELOPMENT (1.1%)
    250,000    Sandy City, Utah Industrial Development, H Shirl Wright
                    Project, LOC Olympus Bank, 6.125%, 08/01/16                      NR/AAA              254,375
    170,000    West Valley City, Utah Development Agency
                    Tax Inc., 6.000%, 03/01/24                                       NR/A-               165,750
                                                                                                         420,125

               LEASE (12.9%)
  1,000,000    Logan, Utah Municipal Building  Authority,
                    AMBAC Insured, 5.200%, 04/01/18                                  Aaa/NR              908,750
    700,000    Salt Lake County, Utah Municipal Building
                    Authority, AMBAC Insured, 5.000%, 10/01/12                       Aaa/AAA             663,250
    150,000    Salt Lake County, Utah Municipal Building  Authority,
                    Lease Revenue A, 5.850%, 10/01/17                                Aa3/AA-             148,875
  1,020,000    Salt Lake City, Utah Municipal Building  Authority,
                    6.000%, 10/15/14                                                 Aa3/A+            1,046,775
    350,000    Utah State Building Ownership Authority,
                    5.750%, 08/15/08                                                 Aa/AA               353,938
  2,000,000    Utah State Building Ownership Authority,
                    FSA Insured, 5.250%, 5/15/20                                     Aaa/AAA           1,827,500
                                                                                                       4,949,088

               MORTGAGE (13.3%)
    500,000    Boulder County Colorado, Multi Family Housing,
                    6.250%, 06/01/19                                                 NR/NR*              456,250
    630,000    Colorado Housing Authority
                    6.750%, 10/01/21                                                 Aa2/NR              665,437



    215,000    Idaho Housing Finance Agency
                    FHA, VA, FMHA Mortgages 6.400%, 07/01/11                         Aa1/NR              218,225
    185,000    Idaho Housing Finance Agency
                    FHA, VA, FMHA Mortgage 6.600%, 07/01/15                          Aaa/NR              192,863
    275,000    Nevada Housing Division FHA/VA Mortgages
                    6.55%, 10/01/11                                                  Aa2/NR              284,969
    260,000    Utah State Housing Finance Agency, Single Family
                    Housing Mortgage Revenue, Series E-1,
                    6.600%, 07/01/11                                                 NR/AA               265,525
    215,000    Utah State Housing Finance Agency, Single Family
                    Housing Mortgage Revenue, Series 1994C,
                    6.350%, 07/01/11                                                 Aa2/NR              219,300
    310,000    Utah State Housing Finance Agency, Single Family
                    Housing Mortgage Revenue, 7.250%, 07/01/11                       Aa2/AA              323,562
    655,000    Utah State Housing Finance Agency, Single Family
                    Housing Mortgage Revenue, 6.900%, 07/01/12                       NR/AAA              673,013
    960,000    Utah State Housing Finance Agency, Single Family
                    Housing Mortgage Revenue, Series 1994C,
                    5.650%, 07/01/16                                                 Aaa/AAA             921,600
    650,000    Washington State Housing, Single Family Housing
                    Mortgage Revenue, 6.050%, 12/01/16                               Aaa/NR              649,187
    225,000    Wisconsin Housing and Economic Development,
                    Series C, MBIA Insured 5.800%, 11/01/13                          Aaa/AAA             223,875
                                                                                                       5,093,806

               TRANSPORTATION (5.5%)
    875,000    Salt Lake City, Utah Airport Revenue, FGIC Insured,
                    Series B, 5.875%, 12/01/12                                       Aaa/AAA             893,594
    285,000    Salt Lake City, Utah Airport Revenue, FGIC Insured,
                    Series B, 5.875%, 12/01/18                                       Aaa/AAA             286,425
  1,000,000    Utah Transit Authority Sales Tax  Revenue FSA Insured,
                    5.375%, 06/15/22                                                 NR/AAA              913,750
                                                                                                       2,093,769

               WATER AND SEWER (19.0%)
    295,000    Ashley Valley, Utah, AMBAC Insured,
                    9.500%, 01/01/08                                                 Aaa/AAA             348,100
  1,000,000    Detroit Michigan Sewer Disp Re Water and Sewer
                    Services FGIC Insured, zero coupon, 07/01/20                     Aaa/AAA             281,250




   670,000    Granger & Hunter Water Revenue, Utah,
                    FSA Insured, 4.625%, 03/01/11                                    Aaa/AAA             616,400
    300,000    St. George, Utah Water Revenue, AMBAC Insured,
                    5.375%, 06/01/16                                                 Aaa/AAA             284,250
  1,000,000    St. George, Utah Interlocal Agency Revenue,
                    AMBAC Insured, 5.125%, 12/01/17                                  NR/AAA              893,750
    500,000    Salt Lake City, Utah Water And Sewer Revenue,
                    AMBAC Insured 5.750%, 02/01/13                                   Aaa/AAA             502,500
  4,000,000    Timpanogos, Utah Water & Sewer Revenue,
                    MBIA Insured, 5.00%, 06/01/19                                    Aaa/AAA           3,470,000
  1,000,000    Utah Water Finance Agency Revenue, Series A
                    MBIA Insured, 5.300%, 10/01/23                                   Aaa/AAA             902,500
                                                                                                       7,298,750

               UTILITY (2.9%)
    790,000    Utah Association Municipal Power Systems
                    Revenue, 5.250%, 12/01/09                                        NR/A                772,225
    350,000    Utah Association Municipal Power Systems Revenue,
                    AMBAC Insured, 5.500%, 12/01/13                                  Aaa/AAA             345,187
                                                                                                       1,117,412

                         Total Revenue Bonds                                                          30,803,896

                         Total Investments (cost $39,910,087**)                 96.7%                 37,071,571
                         Other assets in excess of liabilities                   3.3                   1,261,256
                         Net Assets                                            100.0%               $ 38,332,827

               (*)       Any security not rated must be determined by the
                         Investment Sub-Adviser to have sufficient quality to be
                         ranked in the top four ratings if a credit rating were
                         to be assigned by a rating service.
               (**)      Cost for Federal tax purposes is identical.

                            PORTFOLIO ABBREVIATIONS:

                         AMBAC - American Municipal Bond Assurance Corp. FGIC - Financial Guaranty Insurance Co.
                         FSA   - Financial Security Assurance
                         MBIA  - Municipal Bond Investors Assurance Corp.


                     See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                      STATEMENT OF ASSETS AND LIABILITIES
                         DECEMBER 31, 1999 (UNAUDITED)

ASSETS
    Investments at value (cost $39,910,087)                                                 $ 37,071,571
    Cash                                                                                          88,943
    Receivable for investment securities sold                                                    730,000
    Interest receivable                                                                          550,036
    Due from Manager for reimbursement of expenses (note 3)                                        9,958
    Total assets                                                                              38,450,508

LIABILITIES
    Dividends payable                                                                             47,148
    Payable for Fund shares redeemed                                                              29,461
    Distribution fees payable                                                                     24,235
    Accrued expenses                                                                              16,315
    Management fee payable                                                                           522
    Total liabilities                                                                            117,681

NET ASSETS                                                                                  $ 38,332,827

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $.01 per share      $     41,617
    Additional paid-in capital                                                                42,157,617
    Net unrealized depreciation on investments                                                (2,838,516)
    Accumulated net realized loss on investments                                                (865,620)
    Distributions in excess of net investment income                                            (162,271)
                                                                                            $ 38,332,827

CLASS A
    Net Assets                                                                              $ 37,339,212
    Capital shares outstanding                                                                 4,053,713
    Net asset value and redemption price per share                                          $       9.21
    Offering price per share (100/96 of $9.21 adjusted to nearest cent)                     $       9.59

CLASS C
    Net Assets                                                                              $    989,338
    Capital shares outstanding                                                                   107,485
    Net asset value and offering price per share                                            $       9.20
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if
      redeemed during the first 12 months after purchase)                                   $       9.20*

CLASS Y
    Net Assets                                                                              $      4,277
    Capital shares outstanding                                                                       464
    Net asset value, offering and redemption price per share                                $       9.22

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                            STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)

INVESTMENT INCOME:
        Interest income                                                              $  1,207,318

Expenses:

        Management fee (note 3)                                   $    114,651
        Distribution and service fees (note 3)                          51,512
        Legal fees                                                      23,000
        Shareholders' reports and proxy statements                      14,000
        Custodian fees                                                  13,041
        Transfer and shareholder servicing agent fees                   12,500
        Trustees' fees and expenses                                     10,000
        Audit and accounting fees                                        9,000
        Registration fees and dues                                       5,000
        Insurance                                                        1,000
        Miscellaneous                                                    7,000
                                                                       260,704

        Management fee waived (note 3)                                 (89,249)
        Reimbursement of expenses by Manager (note 3)                  (64,645)
        Expenses paid indirectly (note 7)                              (10,302)
              Net expenses                                                                 96,508
              Net investment income                                                     1,110,810

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
        Net realized loss from securities transactions                (865,616)
        Change in unrealized depreciation on investments            (1,895,103)

        Net realized and unrealized loss on investments                                (2,760,719)
        Net decrease in net assets resulting from operations                         $ (1,649,909)

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                 SIX MONTHS ENDED        YEAR ENDED
                                                                 DECEMBER 31, 1999     JUNE 30, 1999
OPERATIONS:
    Net investment income                                          $   1,110,810       $   2,327,932
    Net realized gain (loss) from securities transactions               (865,616)            762,330
    Change in unrealized depreciation on investments                  (1,895,103)         (2,618,527)
        Change in net assets from operations                          (1,649,909)            471,735

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
    Class A Shares:
    Net investment income                                             (1,198,042)         (2,298,984)
    Net realized gain on investments                                    (232,324)             -

    Class C Shares:
    Net investment income                                                (31,218)            (65,213)
    Net realized gain on investments                                      (6,289)             -

    Class Y Shares:
    Net investment income                                                   (120)            (20,603)
    Net realized gain on investments                                         (27)             -
      Change in net assets from distributions                         (1,468,020)         (2,384,800)

CAPITAL SHARE TRANSACTIONS (NOTE 8):
    Proceeds from shares sold                                          2,326,318          45,921,189
    Reinvested dividends and distributions                               901,254           1,427,466
    Cost of shares redeemed                                          (10,700,011)        (28,989,047)
        Change in net assets from capital share transactions          (7,472,439)         18,359,608
        Change in net assets                                         (10,590,368)          16,446,543

NET ASSETS:
    Beginning of period                                               48,923,195          32,476,652

    End of period                                                  $ 38,332,827        $  48,923,195

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION

          Tax-Free Fund For Utah (the "Fund"), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At December 31, 1999, there were no Class I shares outstanding. All classes of shares, represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.


b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)       MANAGEMENT ARRANGEMENTS:

          Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's net assets.

          Zions First National Bank (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23 of 1% on the Fund's net assets.


          For the six months ended December 31, 1999, the Fund incurred fees for advisory and administrative services of $114,651 of which $89,249 was voluntarily waived. Additionally, the Manager voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $64,645. Of this amount, $54,687 was paid prior to December 31, 1999 and the balance of $9,958 was paid in early January 2000.

          Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)        DISTRIBUTION AND SERVICE FEES:

          The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 1999, service fees on Class A Shares amounted to $44,442, of which the Distributor received $980.

          Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 1999, amounted to $5,303. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 1999, amounted to $1,767. The total of these payments with respect to Class C Shares amounted to $7,070, of which the Distributor received $3,906.

          Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

          Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Utah, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 1999, the Distributor received commissions of $6,218 on sales of Class A Shares.

4. PURCHASES AND SALES OF SECURITIES

          During the six months ended December 31, 1999, purchases of securities
and  proceeds  from  the  sales  of  securities   aggregated   $13,237,056   and
$23,093,627, respectively.

          At December 31, 1999, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $183,692 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $3,022,208, for a net unrealized depreciation of $2,838,516.

5. PORTFOLIO ORIENTATION

          Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers' ability to meet their obligations.

          The Fund is also permitted to invest in tax-free municipal obligations of issuers in other states and U.S. territories meeting comparable quality standards and providing income which is exempt from both regular Federal and Utah income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Utah issuers are not available in the market. At December 31, 1999, the Fund had 22.1% of its net assets invested in 17 such municipal issues.

6. DISTRIBUTIONS

          The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

          The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

7. EXPENSES

          The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

          Transactions in Capital Shares of the Fund were as follows:

                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                DECEMBER 31, 1999                       JUNE 30, 1999
                                            SHARES             AMOUNT             SHARES             AMOUNT
CLASS A SHARES:
    Proceeds from shares sold                234,458        $   2,240,966        4,369,607        $  44,913,787
    Reinvested distributions                  92,701              876,862          135,169            1,383,403
    Cost of shares redeemed               (1,057,721)         (10,006,546)      (2,553,748)         (26,188,074)
        Net change                          (730,562)          (6,888,718)       1,951,028           20,109,116

CLASS C SHARES:
    Proceeds from shares sold                  8,983               85,352           98,144            1,007,402
    Reinvested distributions                   2,579               24,392            4,308               44,057
    Cost of shares redeemed                  (73,034)            (693,465)         (77,697)            (797,214)
      Net change                             (61,472)            (583,721)          24,755              254,245

CLASS Y SHARES:
    Proceeds from shares sold                   -                    -                -                    -
    Reinvested distributions                    -                    -                   1                    6
    Cost of shares redeemed                     -                    -            (193,611)          (2,003,759)
      Net change                                -                    -            (193,610)          (2,003,753)
Total transactions in Fund shares           (792,034)       $  (7,472,439)       1,782,173        $  18,359,608


                             TAX-FREE FUND FOR UTAH
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     SIX MONTHS                        CLASS A(1)
                                                       ENDED                      YEAR ENDED JUNE 30,
                                                      12/31/99      1999       1998       1997       1996       1995
Net Asset Value, Beginning of Period                   $9.88       $10.24     $9.94      $9.74      $9.59      $9.32

Income from Investment Operations:
    Net investment income                               0.24        0.49       0.52       0.52       0.54       0.55
    Net gain (loss) on securities (both realized
        and unrealized)                                (0.59)      (0.36)      0.30       0.21       0.15       0.27
    Total from Investment Operations                   (0.35)       0.13       0.82       0.73       0.69       0.82

Less Distributions (note 6):
    Dividends from net investment income               (0.26)      (0.49)     (0.52)     (0.53)     (0.54)     (0.55)
    Distributions from capital gains                   (0.06)        -          -          -          -          -

    Total Distributions                                (0.32)      (0.49)     (0.52)     (0.53)     (0.54)     (0.55)

Net Asset Value, End of Period                         $9.21       $9.88      $10.24     $9.94      $9.74      $9.59

Total Return (not reflecting sales charge)(%)          (3.60)+      1.19       8.41       7.72       7.17       9.09

Ratios/Supplemental Data
    Net Assets, End of Period ($ thousands)            37,339      47,251     29,013     29,071     28,881     27,536
    Ratio of Expenses to Average Net Assets (%)         0.43*       0.45       0.34       0.28       0.20       0.09
    Ratio of Net Investment Income to Average
      Net Assets (%)                                    4.83*       4.57       5.06       5.44       5.48       5.84
    Portfolio Turnover Rate (%)                        29.04+      87.49      11.31       5.09      11.15      22.92

The expense and net investment income ratios without the effect of the voluntary
waiver  of  a  portion  of  the  management   fee  and  the  voluntary   expense
reimbursement were:

    Ratio of Expenses to Average Net Assets (%)         1.07*       1.04       1.30       1.32       1.29       1.29
    Ratio of Net Investment Income to
      Average Net Assets (%)                            4.20*       3.98       4.10       4.40       4.39       4.64

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net Assets (%)         0.39*       0.38       0.33       0.27       0.19       0.08

(1)    Designated as Class A Shares on May 21, 1996.
 +     Not annualized.
 *     Annualized.

Note: Effective July 16, 1998, Zions First National Bank became the Fund's Investment Sub-Adviser replacing First Security Investment Management, Inc.

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                                   (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               CLASS C(1)                                CLASS Y(1)
                                            SIX MONTHS                        PERIOD(2)  SIX MONTHS                        PERIOD(2)
                                               ENDED      YEAR ENDED JUNE 30,   ENDED      ENDED    YEAR ENDED JUNE 30,      ENDED
                                              12/31/99   1999    1998    1997  6/30/96   12/31/99  1999     1998     1997   6/30/96
Net Asset Value, Beginning of Period            $9.87   $10.23  $9.94   $9.74   $9.77      $9.88  $10.24   $9.94    $9.74    $9.77

Income from Investment Operations:
    Net investment income                        0.19    0.38    0.41    0.44    0.05       0.23    0.45    0.53     0.61     0.06
    Net gain (loss) on securities (both
      realized and unrealized)                  (0.59)  (0.35)   0.29    0.21   (0.03)     (0.57)  (0.32)   0.30     0.21    (0.03)

Total from Investment Operations                (0.40)   0.03    0.70    0.65    0.02      (0.34)   0.13    0.83     0.82     0.03

Less Distributions (note 6):
    Dividends from net investment income        (0.21)  (0.39)  (0.41)  (0.45)  (0.05)     (0.26)  (0.49)  (0.53)   (0.62)   (0.06)
    Distributions from capital gains            (0.06)    -       -       -       -        (0.06)    -       -        -        -

    Total Distributions                         (0.27)  (0.39)  (0.41)  (0.45)  (0.05)     (0.32)  (0.49)  (0.53)   (0.62)   (0.06)

Net Asset Value, End of Period                  $9.20   $9.87   $10.23  $9.94   $9.74      $9.22   $9.88   $10.24   $9.94    $9.74

Total Return (not reflecting sales charge) (%)  (4.09)+  0.18    7.20    6.80    0.20+     (3.50)+  1.19    8.52     8.69     0.29+

Ratios/Supplemental Data
    Net Assets, End of Period ($ thousands)       989   1,667   1,476      41     0.1          4       5   1,988       41      0.1
    Ratio of Expenses to Average Net
      Assets (%)                                 1.44*   1.45    1.36    1.08    0.14+      0.44*   0.43    0.37     0.08     0.03+
    Ratio of Net Investment Income to
      Average Net Assets (%)                     3.86*   3.57    3.94    4.64    0.50+      4.83*   4.45    5.02     5.64     0.61+
    Portfolio Turnover Rate (%)                 29.04+  87.49   11.31    5.09   11.15+     29.04+  87.49   11.31     5.09    11.15+

The expense and net investment income ratios without the effect of the voluntary
waiver  of  a  portion  of  the  management   fee  and  the  voluntary   expense
reimbursement were:

    Ratio of Expenses to Average Net
      Assets (%)                                 1.87*   1.85    2.08    2.12    0.23+      0.87*   0.96    1.10     1.12     0.11+
    Ratio of Net Investment Income
      to Average Net Assets (%)                  3.42*   3.17    3.22    3.60    0.41+      4.39*   3.92    4.29     4.60     0.53+

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net
      Assets (%)                                 1.39*   1.37    1.35    1.07    0.14+      0.39*   0.34    0.36     0.07     0.03+

(1) New Class of Shares  established  on May 21, 1996.
(2) From May 21, 1996 to June 30, 1996.
 +  Not annualized.
 *  Annualized.

Note: Effective July 16, 1998, Zions First National Bank became the Fund's Investment Sub-Adviser replacing First Security Investment Management, Inc.


                See accompanying notes to financial statements.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Fund for Utah (the "Fund") was held on October 22, 1999. The holders of shares representing 80% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.

                                       NUMBER OF VOTES:
        TRUSTEE                         FOR                        WITHHELD
        Lacy B. Herrmann                39,125,264.18              423,632.68
        Gary C. Cornia                  39,125,264.18              423,632.68
        William L. Ensign               39,125,264.18              423,632.68
        Diana P. Herrmann               39,125,264.18              423,632.68
        Anne J. Mills                   39,125,264.18              423,632.68
        R. Thayne Robson                39,125,264.18              423,632.68

2.    To ratify the selection of KPMG LLP as the Fund's independent auditors.

                                       NUMBER OF VOTES:
        FOR                             AGAINST                    ABSTAIN
        38,914,915.03                   11,743.35                  622,011.06